Stock Options Outstanding and Vested and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	3,451,178
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	6 years 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 6.35
Options Vested, Number of Options Vested	2,229,151
Options Vested, Weighted Average Exercise Price Per Share	$ 5.51
$1.00 - $2.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, Lower Limit	$ 1.00
Exercise Prices, Upper Limit	$ 2.00
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	56,914
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 9 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 1.27
Options Vested, Number of Options Vested	56,914
Options Vested, Weighted Average Exercise Price Per Share	$ 1.27
$3.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.30
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	426,894
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 3.30
Options Vested, Number of Options Vested	426,895
Options Vested, Weighted Average Exercise Price Per Share	$ 3.30
$3.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.60
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	10,000
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 3.60
Options Vested, Number of Options Vested	10,000
Options Vested, Weighted Average Exercise Price Per Share	$ 3.60
$4.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 4.10
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	383,446
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 6 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 4.10
Options Vested, Number of Options Vested	383,446
Options Vested, Weighted Average Exercise Price Per Share	$ 4.10
$4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 4.50
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	2,500
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 6 months
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 4.50
Options Vested, Number of Options Vested	2,500
Options Vested, Weighted Average Exercise Price Per Share	$ 4.50
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.00
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	349,925
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 1 month 6 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 5.00
Options Vested, Number of Options Vested	349,925
Options Vested, Weighted Average Exercise Price Per Share	$ 5.00
$5.10 - $5.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, Lower Limit	$ 5.10
Exercise Prices, Upper Limit	$ 5.30
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	364,471
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 9 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 5.22
Options Vested, Number of Options Vested	355,155
Options Vested, Weighted Average Exercise Price Per Share	$ 5.22
$7.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.00
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	615,389
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	9 years
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 7.00
Options Vested, Number of Options Vested	37,709
Options Vested, Weighted Average Exercise Price Per Share	$ 7.00
$8.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 8.50
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	708,349
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	8 years
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 8.50
Options Vested, Number of Options Vested	300,740
Options Vested, Weighted Average Exercise Price Per Share	$ 8.50
$9.00 - $9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, Lower Limit	$ 9.00
Exercise Prices, Upper Limit	$ 9.50
Options Outstanding and Exercisable, Number of Options Outstanding and Exercisable	533,290
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years)	7 years 3 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price per Share	$ 9.09
Options Vested, Number of Options Vested	305,867
Options Vested, Weighted Average Exercise Price Per Share	$ 9.00